Loans (Details 2) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Activity in the allowance for loan losses
Balance at the beginning of the period	$ 4,439,000	$ 4,695,000	$ 4,742,000		$ 4,699,000				$ 4,911,000	$ 4,621,000	$ 4,699,000	$ 4,699,000	$ 4,911,000	$ 4,854,000
Charge-offs	285,000		189,000							808,000	496,000	742,000	1,696,000	1,948,000
Recoveries	40,000		27,000							131,000	76,000	168,000	64,000	127,000
Provisions	129,000	80,000	115,000	71,000	230,000	310,000	360,000	390,000	360,000	379,000	416,000	496,000	1,420,000	1,878,000
Balance at end of the period	4,323,000	4,621,000	4,695,000	4,742,000		4,699,000				4,323,000	4,695,000	4,621,000	4,699,000	4,911,000
Allowance for loan losses
Individually evaluated for impairment	169,000					2,000				169,000			2,000
Collectively evaluated for impairment	4,154,000	4,621,000	4,695,000			4,697,000				4,154,000	4,695,000	4,621,000	4,697,000
Loans receivable:
Ending balance-total	345,064,000	332,111,000	323,534,000			324,311,000				345,064,000	323,534,000	332,111,000	324,311,000
Individually evaluated for impairment	5,636,000	6,176,000	9,544,000			9,353,000				5,636,000	9,544,000	6,176,000	9,353,000
Collectively evaluated for impairment	339,428,000	325,935,000	313,990,000			314,958,000				339,428,000	313,990,000	325,935,000	314,958,000
Loans considered impaired for which there is a related allowance for loan loss:
Outstanding loan balance	221,000					148,000				221,000			148,000	378,000
Related allowance	169,000					2,000				169,000			2,000	96,000
Total loans considered impaired	5,636,000	6,176,000	9,544,000			9,353,000				5,636,000	9,544,000	6,176,000	9,353,000	9,587,000
Loans considered impaired and previously written down to fair value	5,415,000	6,176,000				9,205,000				5,415,000		6,176,000	9,205,000	9,209,000
Average impaired loans	7,197,000		10,196,000							7,196,000	10,530,000	6,704,000	9,926,000	10,576,000
Loans outstanding to bank directors, executive officers and their related business interests	9,500,000	10,900,000	10,500,000			11,300,000				9,500,000	10,500,000	10,900,000	11,300,000
Loans to bank directors, executive officers and their related business interests repaid during the period										1,800,000	438,000	855,000	577,000
Loans made to bank directors, executive officers and their related business interests during the period										500,000	112,000	230,000	1,200,000
Commercial
Activity in the allowance for loan losses
Balance at the beginning of the period	264,000		249,000		331,000				681,000	338,000	331,000	331,000	681,000
Charge-offs	22,000		26,000							29,000	88,000	258,000	265,000
Recoveries	11,000		7,000							31,000	32,000	42,000	31,000
Provisions	(49,000)		112,000							(136,000)	67,000	223,000	(116,000)
Balance at end of the period	204,000	338,000	342,000			331,000				204,000	342,000	338,000	331,000
Allowance for loan losses
Individually evaluated for impairment						1,000							1,000
Collectively evaluated for impairment	204,000	338,000	342,000			330,000				204,000	342,000	338,000	330,000
Loans receivable:
Ending balance-total	19,940,000	20,924,000	19,469,000			20,608,000				19,940,000	19,469,000	20,924,000	20,608,000
Individually evaluated for impairment	80,000	37,000	15,000			45,000				80,000	15,000	37,000	45,000
Collectively evaluated for impairment	19,860,000	20,887,000	19,454,000			20,563,000				19,860,000	19,454,000	20,887,000	20,563,000
Loans considered impaired for which there is a related allowance for loan loss:
Outstanding loan balance						33,000							33,000
Related allowance						1,000							1,000
Total loans considered impaired	80,000	37,000	15,000			45,000				80,000	15,000	37,000	45,000
Loans considered impaired and previously written down to fair value	80,000	37,000	15,000			12,000				80,000	15,000	37,000	12,000
Average impaired loans	144,000		87,000							147,000	92,000	53,000	57,000
Real estate: Construction
Activity in the allowance for loan losses
Balance at the beginning of the period	25,000								905,000				905,000
Provisions	2,000									27,000			(905,000)
Balance at end of the period	27,000									27,000
Allowance for loan losses
Collectively evaluated for impairment	27,000									27,000
Loans receivable:
Ending balance-total	16,110,000	13,052,000	11,739,000			11,767,000				16,110,000	11,739,000	13,052,000	11,767,000
Collectively evaluated for impairment	16,110,000	13,052,000	11,739,000			11,767,000				16,110,000	11,739,000	13,052,000	11,767,000
Real estate: Mortgage-residential
Activity in the allowance for loan losses
Balance at the beginning of the period	319,000		599,000		514,000				465,000	235,000	514,000	514,000	465,000
Charge-offs	8,000		82,000							44,000	112,000	112,000	186,000
Recoveries	2,000		1,000							64,000	10,000	86,000	5,000
Provisions	7,000		(26,000)							65,000	80,000	(253,000)	230,000
Balance at end of the period	320,000	235,000	492,000			514,000				320,000	492,000	235,000	514,000
Allowance for loan losses
Individually evaluated for impairment	4,000									4,000
Collectively evaluated for impairment	316,000	235,000	492,000			514,000				316,000	492,000	235,000	514,000
Loans receivable:
Ending balance-total	37,506,000	38,892,000	36,861,000			38,337,000				37,506,000	36,861,000	38,892,000	38,337,000
Individually evaluated for impairment	872,000	357,000	477,000			622,000				872,000	477,000	357,000	622,000
Collectively evaluated for impairment	36,634,000	38,535,000	36,384,000			37,715,000				36,634,000	36,384,000	38,535,000	37,715,000
Loans considered impaired for which there is a related allowance for loan loss:
Outstanding loan balance	56,000									56,000
Related allowance	4,000									4,000
Total loans considered impaired	872,000	357,000	477,000			622,000				872,000	477,000	357,000	622,000
Loans considered impaired and previously written down to fair value	816,000	357,000	477,000			622,000				816,000	477,000	357,000	622,000
Average impaired loans	1,033,000		543,000							1,030,000	563,000	442,000	656,000
Real estate: Mortgage-commercial
Activity in the allowance for loan losses
Balance at the beginning of the period	1,082,000		1,313,000		1,475,000				1,404,000	1,322,000	1,475,000	1,475,000	1,404,000
Charge-offs	207,000		67,000							604,000	245,000	293,000	861,000
Provisions	421,000		(162,000)							578,000	(146,000)	140,000	932,000
Balance at end of the period	1,296,000	1,322,000	1,084,000			1,475,000				1,296,000	1,084,000	1,322,000	1,475,000
Allowance for loan losses
Individually evaluated for impairment	165,000					1,000				165,000			1,000
Collectively evaluated for impairment	1,131,000	1,322,000	1,084,000			1,474,000				1,131,000	1,084,000	1,322,000	1,474,000
Loans receivable:
Ending balance-total	237,934,000	226,575,000	223,595,000			220,288,000				237,934,000	223,595,000	226,575,000	220,288,000
Individually evaluated for impairment	4,679,000	5,772,000	9,041,000			8,667,000				4,679,000	9,041,000	5,772,000	8,667,000
Collectively evaluated for impairment	233,255,000	220,803,000	214,554,000			211,621,000				233,255,000	214,554,000	220,803,000	211,621,000
Loans considered impaired for which there is a related allowance for loan loss:
Outstanding loan balance	165,000					115,000				165,000			115,000
Related allowance	165,000					1,000				165,000			1,000
Total loans considered impaired	4,679,000	5,772,000	9,041,000			8,667,000				4,679,000	9,041,000	5,772,000	8,667,000
Loans considered impaired and previously written down to fair value	4,514,000	5,772,000	9,041,000			8,552,000				4,514,000	9,041,000	5,772,000	8,552,000
Average impaired loans	6,004,000		9,547,000							6,002,000	9,853,000	6,188,000	9,183,000
Consumer: Home equity
Activity in the allowance for loan losses
Balance at the beginning of the period	226,000		445,000		521,000				325,000	400,000	521,000	521,000	325,000
Charge-offs	23,000									67,000			285,000
Recoveries	2,000		1,000							3,000	3,000	3,000	5,000
Provisions	(57,000)		(69,000)							(188,000)	(147,000)	(124,000)	476,000
Balance at end of the period	148,000	400,000	377,000			521,000				148,000	377,000	400,000	521,000
Allowance for loan losses
Collectively evaluated for impairment	148,000	400,000	377,000			521,000				148,000	377,000	400,000	521,000
Loans receivable:
Ending balance-total	26,011,000	27,173,000	26,778,000			27,976,000				26,011,000	26,778,000	27,173,000	27,976,000
Collectively evaluated for impairment	26,011,000	27,173,000	26,778,000			27,976,000				26,011,000	26,778,000	27,173,000	27,976,000
Consumer: Other
Activity in the allowance for loan losses
Balance at the beginning of the period	96,000		45,000		57,000				88,000	17,000	57,000	57,000	88,000
Charge-offs	25,000		14,000							64,000	51,000	79,000	99,000
Recoveries	25,000		18,000							33,000	31,000	37,000	23,000
Provisions	9,000		4,000							119,000	16,000	2,000	45,000
Balance at end of the period	105,000	17,000	53,000			57,000				105,000	53,000	17,000	57,000
Allowance for loan losses
Collectively evaluated for impairment	105,000	17,000	53,000			57,000				105,000	53,000	17,000	57,000
Loans receivable:
Ending balance-total	7,563,000	5,495,000	5,092,000			5,335,000				7,563,000	5,092,000	5,495,000	5,335,000
Individually evaluated for impairment	5,000	10,000	11,000			19,000				5,000	11,000	10,000	19,000
Collectively evaluated for impairment	7,558,000	5,485,000	5,081,000			5,316,000				7,558,000	5,081,000	5,485,000	5,316,000
Loans considered impaired for which there is a related allowance for loan loss:
Total loans considered impaired	5,000	10,000	11,000			19,000				5,000	11,000	10,000	19,000
Loans considered impaired and previously written down to fair value	5,000	10,000	11,000			19,000				5,000	11,000	10,000	19,000
Average impaired loans	16,000		19,000							17,000	22,000	21,000	30,000
Unallocated
Activity in the allowance for loan losses
Balance at the beginning of the period	2,427,000		2,091,000		1,801,000				1,043,000	2,309,000	1,801,000	1,801,000	1,043,000
Provisions	(204,000)		256,000							(86,000)	546,000	508,000	758,000
Balance at end of the period	2,223,000	2,309,000	2,347,000			1,801,000				2,223,000	2,347,000	2,309,000	1,801,000
Allowance for loan losses
Collectively evaluated for impairment	$ 2,223,000	$ 2,309,000	$ 2,347,000			$ 1,801,000				$ 2,223,000	$ 2,347,000	$ 2,309,000	$ 1,801,000